Commitments - Lease (Details)	Dec. 31, 2021 CAD ($)
Minimum committed lease payments
Base rent	$ 132,383
Variable rent	125,295
Total	257,678
Payable within 1 year
Minimum committed lease payments
Base rent	53,934
Variable rent	51,846
Total	105,780
2023
Minimum committed lease payments
Base rent	55,376
Variable rent	51,846
Total	107,222
2024
Minimum committed lease payments
Base rent	23,073
Variable rent	21,603
Total	$ 44,676